Earnings Per Share - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [abstract]
Potential anti-dilutive preferred shares excluded from calculation of diluted earnings	0	0	538,312